GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning	[1]	$ 357	$ 357
Additions		0	0
Business acquisitions		0	0
Impairment		0	0
Goodwill, ending		$ 357	$ 357 [1]

[1]	Restated